Subsequent Events - Additional Information (Detail)				1 Months Ended		5 Months Ended	8 Months Ended	9 Months Ended		12 Months Ended
	Oct. 28, 2020 USD ($) $ / shares shares	Sep. 07, 2020 USD ($) shares	May 25, 2020 USD ($)	Mar. 31, 2020 USD ($)	Jan. 31, 2020 USD ($) Acquisitions	Sep. 30, 2019 USD ($)	Dec. 31, 2019 USD ($) $ / shares shares	Sep. 30, 2020 USD ($) $ / shares shares	Sep. 30, 2019 USD ($)	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 USD ($) shares	Dec. 31, 2017 USD ($)	Apr. 27, 2020 USD ($)	Apr. 24, 2020 USD ($)
Subsequent Event [Line Items]
Aggregate cash paid for acquisitions								$ 51,389,000	$ 5,171,000	$ 10,582,000	$ 186,014,000	$ 59,850,000
Contingent consideration							$ 286,200,000			$ 286,200,000
Common stock shares issued | shares							125	125		125	125
Common stock shares outstanding | shares							125	125		125	125
Repayment of terminated credit facility								$ 106,153,000	$ 10,085,000	$ 19,697,000	$ 30,000,000	$ 110,000,000
Borrowing													$ 200,000,000
First Lien Term Loan
Subsequent Event [Line Items]
Maturity date								Jul. 23, 2021
Borrowing								$ 2,500,000,000
Second Lien Term Loan
Subsequent Event [Line Items]
Maturity date								Jul. 25, 2021
Borrowing								$ 760,000,000
Revolving Credit Facility
Subsequent Event [Line Items]
Borrowing	$ 775,000,000
Senior Secured Notes
Subsequent Event [Line Items]
Maximum borrowing capacity	$ 1,325,000,000
Conyers Park Merger Agreement
Subsequent Event [Line Items]
Common Stock purchase price per share | $ / shares								$ 10.00
Predecessor Company
Subsequent Event [Line Items]
Interest earned funds held in trust account								$ 1,000,000
Gross proceeds						$ 450,000,000	$ 450,000,000
Public Shares for a pro rata portion | $ / shares								$ 10.00
Borrowing								$ 2,500,000,000
Predecessor Company | Class A Common Stock
Subsequent Event [Line Items]
Number of aggregate shares issued								203,750,000
Public Shares for a pro rata portion | $ / shares							$ 10.00
Common stock shares issued | shares							1,686,834	2,092,969		1,686,834
Common stock shares outstanding | shares							1,686,834	2,092,969		1,686,834
Subsequent Event
Subsequent Event [Line Items]
Number of Business Acquisitions | Acquisitions					3
Aggregate cash paid for acquisitions					$ 50,700,000
Contingent consideration					45,800,000
Contingent consideration, hold back					$ 3,500,000
Maturity date			May 27, 2029
Debt instrument amount			$ 2,800,000
Subsequent Event | Series A Revolving Credit Facility
Subsequent Event [Line Items]
Increase in borrowings				$ 80,000,000
Maturity date				Apr. 23, 2021
Subsequent Event | First Lien Term Loan
Subsequent Event [Line Items]
Maturity date				Jul. 31, 2021
Subsequent Event | Second Lien Term Loan
Subsequent Event [Line Items]
Maturity date				Jul. 31, 2022
Subsequent Event | Revolving Credit Facility
Subsequent Event [Line Items]
Maximum borrowing capacity														$ 300,000,000
Subsequent Event | Conyers Park Merger Agreement
Subsequent Event [Line Items]
Common stock shares acquired | shares	85,540,000	70,000,000
Gross proceeds	$ 855,400,000
Aggregate consideration, shares | shares	203,750,000
Common stock subject to forfeiture | shares	5,000,000
Common stock shares issued | shares	313,425,182
Common stock shares outstanding | shares	313,425,182
Redemption cost	$ 323,100,000
Trust account	131,200,000
Repayment of terminated credit facility	86,000,000
Debt instrument amount		$ 2,100,000,000
Subsequent Event | Conyers Park Merger Agreement | Revolving Credit Facility
Subsequent Event [Line Items]
Maximum borrowing capacity	400,000,000
Borrowing	100,000,000
Subsequent Event | Conyers Park Merger Agreement | New Credit Facility
Subsequent Event [Line Items]
Debt instrument amount	1,325,000,000
Subsequent Event | Conyers Park Merger Agreement | Senior Secured Notes
Subsequent Event [Line Items]
Debt instrument amount	$ 775,000,000
Subsequent Event | Conyers Park Merger Agreement | Class A Common Stock
Subsequent Event [Line Items]
Number of aggregate shares issued	32,114,818
Public Shares for a pro rata portion | $ / shares	$ 10.06
Redemption amount	$ 323,100,000
Subsequent Event | Conyers Park Merger Agreement | CP Sponsor and the Advantage Sponsors
Subsequent Event [Line Items]
Common stock shares acquired | shares	35,540,000
Subsequent Event | Conyers Park Merger Agreement | Other Purchases
Subsequent Event [Line Items]
Common stock shares acquired | shares	50,000,000